FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	December 31,
	2025	2024

	(In thousands)
Level 1:
Mutual funds	$38,085	$26,071
Kinetik Holdings Inc. Common Stock	334	354
Total assets in fair value hierarchy	38,419	26,425
Investments measured at net asset value:
Collective trust fund	636	462
Investments at fair value	$39,055	$26,887
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

December 31,
	2025	2024

Collective trust fund	(In thousands)
Fair value	$636	$462
Unfunded commitment	None	None
Redemption frequency	Immediate	Immediate
Other redemption restrictions	None	None
Redemption notice period	None	None